Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 1,446	$ 1,406
Accounts receivable, less allowance for doubtful accounts of $275 at December 31, 2019 and $255 at December 31, 2018	12,009	12,197
Unbilled membership dues receivable	602	554
Inventories	813	820
Prepaid expenses	725	622
Other current assets	15	31
Total current assets	15,610	15,630
Property and equipment, net	48,978	42,534
Property and equipment under finance leases, net	5,878	6,068
Operating lease right-of-use assets	1,466
Restricted cash	7,185	502
Noncurrent deferred tax asset	8	8
Other assets, net	39	27
Total assets	79,164	64,769
Liabilities and Equity
Current portion of long-term debt	1,015	578
Current portion of obligations under finance leases	295	236
Current portion of obligations under operating leases	513
Accounts payable	11,719	10,454
Accrued payroll and other compensation	961	872
Accrued income taxes	93	84
Other accrued taxes	434	405
Deferred membership dues revenue	3,153	2,899
Other liabilities and accrued expenses	839	793
Total current liabilities	19,022	16,321
Long-term debt, net of current portion	21,570	10,167
Obligations under finance leases, net of current portion	555	688
Long-term portion of obligations under operating leases	953
Asset retirement obligation	100	100
Equity:
Paid-in capital	59,147	59,141
Accumulated deficit	(22,156)	(21,701)
Total Avalon Holdings Corporation Shareholders' Equity	37,030	37,479
Non-controlling interest in subsidiary	(66)	14
Total equity	36,964	37,493
Total liabilities and equity	79,164	64,769
Common Class A [Member]
Equity:
Common stock	33	33
Common Class B [Member]
Equity:
Common stock	$ 6	$ 6